Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Lubricants	$ 0	$ 266
Bunkers	0	647
Total	$ 0	$ 913